UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                --------------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         SC Fundamental LLC
              -------------------
Address:      747 Third Avenue
              -------------------
              27th Floor
              -------------------
              New York, NY  10017
              -------------------

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neil H. Koffler
              -------------------
Title:        Member
              -------------------
Phone:        (212)888-9100
              -------------------

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                 New York, NY            November 15, 2004
---------------------            ------------------         ------------------
    [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                            -------------

Form 13F Information Table Entry Total:          96
                                            -------------

Form 13F Information Table Value Total:          $73,982
                                            -------------
                                              (thousands)


List of Other Included Managers:

                                            NONE

                               SC FUNDAMENTAL LLC
                                    FORM 13F
                      FOR QUARTER ENDED September 30, 2004


                                                                                                 ITEM 5:
                                         ITEM 2:                       ITEM 3:    ITEM 4:        Shares or
       ITEM 1:                           Title of                      Cusip       Fair         Principal
   Name of Issuer                        Class                         Number    Market Value     Amount
----------------------------------------------------------------------------------------------------------------
3 COM Corp                              Common                        88553104      206,780      49,000 SH
Aames Fin Corp Conv PFD                 Cvt. Pfd.                     00253A408      79,380      29,400 SH
Aames Financial 5.5% of 3/15/06         Cvt. Sub. Debenture           00253AAE1   2,540,160   2,646,000 PRN
Arizona Star Resources Corp             Common                        04059G106     789,602     183,750 SH
Auspex System Inc                       Common                        052116100         911     182,280 SH
Avalon Holding                          Common                        05343P109      42,608      14,950 SH
Baycorp Holdings Ltd.                   Common                        72728108      351,553      27,901 SH
Berkeley Tech Inc.                      Sponsored ADR                 08437M107     310,005     151,222 SH
Blockbuster Inc                         Common - Class B              093679207     527,730      73,500 SH
Breakwater Resources Ltd                Common                        106902307      99,064     245,000 SH
C1 Energy Ltd                           Common                        12617Y105     825,226     605,150 SH
Canyon Resources Corp.                  Common                        138869300     807,098     218,783 SH
Canyon Resources Corp.                  Common                        138869300      92,000      63,889 Warrant
Centrex Inc.                            Common                        15640E103       1,225     122,500 SH
Chardan China Acquisition               Common                        159569102      12,005       2,450 SH
Chaus Bernard                           Common                        162510200      64,337      63,700 SH
Chief Consolidated Mining Co.           Common                        168628105      48,314     241,570 SH
Claude Resources Inc                    Common                        182873109     588,092     518,714 SH
Coast Dental Services Inc.              Common                        19034H201      16,327       4,802 SH
Computer Horizon Corp                   Common                        205908106     559,696     129,260 SH
Comsys IT Partners Inc.                 Common                        20581E104     325,719      44,819 SH
Concord Camera Corp                     Common                        206156101     432,932     232,759 SH
Consolidated Tomoka Ltd Co              Common                        210226106     315,281       9,065 SH
Constellation Copper Corp               Common                        21036T100          32          50 SH
Criticare System Inc.                   Common                        226901106      21,305      12,244 SH
Crystallex Inc                          Common                        22942F101   1,757,644     521,556 SH
Del Glbl Technologies Corp.             Common                        245073101     325,180     120,437 SH
Delphi Financial Group                  Common                        247131105  14,767,122     365,071 SH
Digital Generation System               Common                        253921100     133,293     105,788 SH
Dynatec Corp                            Common                        267934107     678,466     606,914 SH
Dynatec Corp                            Common                        267934107      64,279      57,500 Warrant
Education Lending Group Inc.            Common                        28140A109   3,335,831     225,699 SH
Empire Energy Corp.                     Common                        291645208       6,810      13,353 SH
Encana Corp.                            Common                        292505104   1,134,582      24,505 SH
Endocare Inc.                           Common                        26264P104   2,307,533     845,250 SH
ESG Re Ltd.                             Common                       000G312151       4,314     431,420 SH
Filenet Corp                            Common                        316869106   1,957,838      86,630 SH
FLYI Inc                                Common                        34407T104     287,393      73,502 SH
Gemplus International Sa Ads            Common                        36866Y102      46,513      12,470 SH
Glenayre Tech Inc.                      Common                        377899109      17,460       9,700 SH
Hollywood Entertainment                 Common                        436141105   3,247,174     346,550 SH
ID Biomedical Corp                      Common                        44936D108     318,990      24,500 SH
Industrias Bachoco                      Sponsored ADR                 456463108     758,167      67,273 SH
Integrated Telecom Exp Inc              Common                        45817U101      49,906     216,984 SH
Intervest Bancshares Corp               Common                        460927106      78,725       4,650 SH
Isle Capri Casinos                      Common                        464592104   1,545,453      77,700 SH
Juina Mining Corp                       Common                        48131Q202       7,595     245,000 SH
Labranche & Co                          Common                        505447102     207,025      24,500 SH
Liberty Homes Inc.                      Common - Class B              530582303      58,800       9,800 SH
Liberty Homes Inc.                      Common - Class A              530582204      97,020      21,560 SH
Lodgian Inc                             Common                        54021P205      75,837       7,660 SH
M & F Worldwide Corp                    Common                        552541104   1,518,761     116,738 SH
Mairs Holding Inc                       Common                        560635104   1,854,241     226,127 SH
Manhattan Minerals Corp                 Common                        56310P101      22,346     176,155 SH
Masters Energy Inc                      Common                        576415103     255,516     119,364 SH
MDSI Mobile Data Sol Inc                Common                        55268N100      73,500      14,700 SH
MDU Communication Int'l Inc             Common                        582828109   3,483,045   1,365,900 SH
MDU Communication Int'l Inc             Common                        582828109       5,600       9,200 Warrant
Medquist Inc                            Common                        584949101     315,549      24,180 SH
Merita Savings Bank                     Common                        590007100     308,700      73,500 SH
Michaels Stores Inc                     Common                        594087108   9,674,417     174,660 SH
MM Companies                            Common                        55310J107      81,085      67,571 SH

Molex Inc                               Common - Class A              608554200   4,181,064     158,855 SH
Mutual Risk Mgmt Ltd.                   Common                        628351108      37,333   1,493,324 SH
NCRIC Group Inc                         Common                       628806P103     625,484      73,500 SH
Nevsun Resources Ltd                    Common                        64156L101     687,624     367,500 SH
New Valley Corp                         Common                        649080504     122,500      24,500 SH
Next Inc.                               Common                        65336T104     145,040      98,000 SH
Oakwood Homes                           Common                        674098207         878      25,088 SH
Orthodontic Center of America           Common                        68750P103     638,715     134,750 SH
Pac North West Capital Corp.            Common                        694916107      58,128     162,925 SH
Pac North West Capital Corp.            Common                        694916107           4      76,475 Warrant
Playboy Entertainment                   Common - Class A              728117201      81,286       8,380 SH
Playboy Entertainment                   Common - Class B              728117300     233,129      23,220 SH
Queenstake Resources                    Common                        748314101     194,484     371,670 SH
Read Rite Corp                          Common                        755246204         776     776,405 SH
Rio Alto Resources                      Common                        766893101   2,346,169   2,258,949 SH
RIO Narcea Gold Mines Ltd               Common                        766909105     130,399      52,547 SH
Saks Inc.                               Common                        79399W108     147,613      12,250 SH
Scpie Holding Inc                       Common                        78402P104   2,541,362     283,318 SH
Shangri La Asia                         Common                         6771032       41,182      38,220 SH
Silk Road Resources                     Common                        827101106           0      39,200 Warrant
Silk Road Resources                     Common                        827101106      32,322      78,400 SH
Simon Worldwide Inc.                    Common                        828815100      26,460     147,000 SH
St. Andrew Goldfields                   Common                        787188408      10,296     612,500 Warrant
St. Andrew Goldfields                   Common                        787188408     223,381   1,225,000 SH
Stone & Webster                         Common                        861572105      11,831      59,157 SH
Tahera Corp                             Common                        873786107       6,191      63,210 Warrant
Tahera Corp                             Common                        873786107     122,283     511,560 SH
Tengasco Inc                            Common                        88033R205     567,138   2,363,074 SH
Touch America Holdings                  Common                        891539108       2,867     955,550 SH
TXU Europe Capital I-preferred          Preferred                     87316S203     473,451      86,082 SH
Universal Guardian Holding Inc          Common                        913586103       3,484       2,205 SH
Van Der Moolen Hldg NV                  Common                        921020103     161,700      24,500 SH
Victor Group Ltd                        Common                        92240M108     193,316      12,862 SH
Warwick Valley Telephone Co             Common                        936760108      15,206         640 SH

                                                                                 73,982,185


                             ** TABLE CONTINUED **

                                                     ITEM 6:                                            ITEM 8:
                                              INVESTMENT DISCRETION                              VOTING AUTHORITY SHARES
                                                     (b) Shares                  ITEM 7:
       ITEM 1:                                      as Defined    (c) Shared    Managers
   Name of Issuer                         (a) Sole  in Instr. V       Other    See Instr. V     (a) Sole  (b) Shared  (c) None
------------------------------------------------------------------------------------------------------------------------------
3 COM Corp                                49,000       --             --           --            49,000     --           --
Aames Fin Corp Conv PFD                   29,400       --             --           --            29,400     --           --
Aames Financial 5.5% of 3/15/06        2,646,000       --             --           --         2,646,000     --           --
Arizona Star Resources Corp              183,750       --             --           --           183,750     --           --
Auspex System Inc                        182,280       --             --           --           182,280     --           --
Avalon Holding                            14,950       --             --           --            14,950     --           --
Baycorp Holdings Ltd.                     27,901       --             --           --            27,901     --           --
Berkeley Tech Inc.                       151,222       --             --           --           151,222     --           --
Blockbuster Inc                           73,500       --             --           --            73,500     --           --
Breakwater Resources Ltd                 245,000       --             --           --           245,000     --           --
C1 Energy Ltd                            605,150       --             --           --           605,150     --           --
Canyon Resources Corp.                   218,783       --             --           --           218,783     --           --
Canyon Resources Corp.                    63,889       --             --           --            63,889     --           --
Centrex Inc.                             122,500       --             --           --           122,500     --           --
Chardan China Acquisition                  2,450       --             --           --             2,450     --           --
Chaus Bernard                             63,700       --             --           --            63,700     --           --
Chief Consolidated Mining Co.            241,570       --             --           --           241,570     --           --
Claude Resources Inc                     518,714       --             --           --           518,714     --           --
Coast Dental Services Inc.                 4,802       --             --           --             4,802     --           --
Computer Horizon Corp                    129,260       --             --           --           129,260     --           --
Comsys IT Partners Inc.                   44,819       --             --           --            44,819     --           --
Concord Camera Corp                      232,759       --             --           --           232,759     --           --
Consolidated Tomoka Ltd Co                 9,065       --             --           --             9,065     --           --
Constellation Copper Corp                     50       --             --           --                50     --           --
Criticare System Inc.                     12,244       --             --           --            12,244     --           --
Crystallex Inc                           521,556       --             --           --           521,556     --           --
Del Glbl Technologies Corp.              120,437       --             --           --           120,437     --           --
Delphi Financial Group                   365,071       --             --           --           365,071     --           --
Digital Generation System                105,788       --             --           --           105,788     --           --
Dynatec Corp                             606,914       --             --           --           606,914     --           --
Dynatec Corp                              57,500       --             --           --            57,500     --           --
Education Lending Group Inc.             225,699       --             --           --           225,699     --           --
Empire Energy Corp.                       13,353       --             --           --            13,353     --           --
Encana Corp.                              24,505       --             --           --            24,505     --           --
Endocare Inc.                            845,250       --             --           --           845,250     --           --
ESG Re Ltd.                              431,420       --             --           --           431,420     --           --
Filenet Corp                              86,630       --             --           --            86,630     --           --
FLYI Inc                                  73,502       --             --           --            73,502     --           --
Gemplus International Sa Ads              12,470       --             --           --            12,470     --           --
Glenayre Tech Inc.                         9,700       --             --           --             9,700     --           --
Hollywood Entertainment                  346,550       --             --           --           346,550     --           --
ID Biomedical Corp                        24,500       --             --           --            24,500     --           --
Industrias Bachoco                        67,273       --             --           --            67,273     --           --
Integrated Telecom Exp Inc               216,984       --             --           --           216,984     --           --
Intervest Bancshares Corp                  4,650       --             --           --             4,650     --           --
Isle Capri Casinos                        77,700       --             --           --            77,700     --           --
Juina Mining Corp                        245,000       --             --           --           245,000     --           --
Labranche & Co                            24,500       --             --           --            24,500     --           --
Liberty Homes Inc.                         9,800       --             --           --             9,800     --           --
Liberty Homes Inc.                        21,560       --             --           --            21,560     --           --
Lodgian Inc                                7,660       --             --           --             7,660     --           --
M & F Worldwide Corp                     116,738       --             --           --           116,738     --           --
Mairs Holding Inc                        226,127       --             --           --           226,127     --           --
Manhattan Minerals Corp                  176,155       --             --           --           176,155     --           --
Masters Energy Inc                       119,364       --             --           --           119,364     --           --
MDSI Mobile Data Sol Inc                  14,700       --             --           --            14,700     --           --
MDU Communication Int'l Inc            1,365,900       --             --           --         1,365,900     --           --
MDU Communication Int'l Inc                9,200       --             --           --             9,200     --           --
Medquist Inc                              24,180       --             --           --            24,180     --           --
Merita Savings Bank                       73,500       --             --           --            73,500     --           --
Michaels Stores Inc                      174,660       --             --           --           174,660     --           --
MM Companies                              67,571       --             --           --            67,571     --           --

Molex Inc                                158,855       --             --           --           158,855     --           --
Mutual Risk Mgmt Ltd.                  1,493,324       --             --           --         1,493,324     --           --
NCRIC Group Inc                           73,500       --             --           --            73,500     --           --
Nevsun Resources Ltd                     367,500       --             --           --           367,500     --           --
New Valley Corp                           24,500       --             --           --            24,500     --           --
Next Inc.                                 98,000       --             --           --            98,000     --           --
Oakwood Homes                             25,088       --             --           --            25,088     --           --
Orthodontic Center of America            134,750       --             --           --           134,750     --           --
Pac North West Capital Corp.             162,925       --             --           --           162,925     --           --
Pac North West Capital Corp.              76,475       --             --           --            76,475     --           --
Playboy Entertainment                      8,380       --             --           --             8,380     --           --
Playboy Entertainment                     23,220       --             --           --            23,220     --           --
Queenstake Resources                     371,670       --             --           --           371,670     --           --
Read Rite Corp                           776,405       --             --           --           776,405     --           --
Rio Alto Resources                     2,258,949       --             --           --         2,258,949     --           --
RIO Narcea Gold Mines Ltd                 52,547       --             --           --            52,547     --           --
Saks Inc.                                 12,250       --             --           --            12,250     --           --
Scpie Holding Inc                        283,318       --             --           --           283,318     --           --
Shangri La Asia                           38,220       --             --           --            38,220     --           --
Silk Road Resources                       39,200       --             --           --            39,200     --           --
Silk Road Resources                       78,400       --             --           --            78,400     --           --
Simon Worldwide Inc.                     147,000       --             --           --           147,000     --           --
St. Andrew Goldfields                    612,500       --             --           --           612,500     --           --
St. Andrew Goldfields                  1,225,000       --             --           --         1,225,000     --           --
Stone & Webster                           59,157       --             --           --            59,157     --           --
Tahera Corp                               63,210       --             --           --            63,210     --           --
Tahera Corp                              511,560       --             --           --           511,560     --           --
Tengasco Inc                           2,363,074       --             --           --         2,363,074     --           --
Touch America Holdings                   955,550       --             --           --           955,550     --           --
TXU Europe Capital I-preferred            86,082       --             --           --            86,082     --           --
Universal Guardian Holding Inc             2,205       --             --           --             2,205     --           --
Van Der Moolen Hldg NV                    24,500       --             --           --            24,500     --           --
Victor Group Ltd                          12,862       --             --           --            12,862     --           --
Warwick Valley Telephone Co                  640       --             --           --               640     --           --


                              ** TABLE COMPLETE **